Related Party Transactions (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions (Audited)

NOTE 5. Related Party Transactions

On September 1, 2010, a director of the Company contributed capital of $325 for incorporating fees.

On November 8, 2010, a director of the Company contributed capital of $2,500 for audit fees.

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

During the quarter ended May 31, 2011, the shareholder has contributed $27,000 for paying off the Company's liabilities due for professional services and other operating expenses.